AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

ango
872

05072088

1-32715

DEC 2 7 2005

December 27, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

This is to certify that on December 27, 2005, the American Stock Exchange, Inc. (the "Exchange") received from Interleukin Genetics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A 12 B for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

PROCESSED
DEC 29 2005
THOMSON
FINANCIAL

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl